Stock-Based Compensation (Stock-based Compensation Table) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 614	$ 688	$ 697
Income tax benefits	(213)	(240)	(246)
Total Stock-based compensation cost	402	448	450
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	122	132	120
Selling, general and administrative expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	435	498	514
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	57	59	62
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost		$ (1)